Shareholder Report, Average Annual Return (Details)			9 Months Ended	12 Months Ended		15 Months Ended	60 Months Ended	120 Months Ended
	Dec. 29, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000092087
Average Annual Return [Line Items]
Line Graph and Table Measure Name					RiverPark Large Growth Fund, Retail Class Shares
C000092088
Average Annual Return [Line Items]
Line Graph and Table Measure Name					RiverPark Large Growth Fund, Institutional Class Shares
C000092090
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Wedgewood Fund, Retail Class Shares
C000092091
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Wedgewood Fund, Institutional Class Shares
C000092096
Average Annual Return [Line Items]
Line Graph and Table Measure Name					RiverPark Short Term High Yield Fund, Retail Class Shares
C000092097
Average Annual Return [Line Items]
Line Graph and Table Measure Name					RiverPark Short Term High Yield Fund, Institutional Class Shares
C000111378
Average Annual Return [Line Items]
Line Graph and Table Measure Name					RiverPark Long/Short Opportunity Fund, Retail Class Shares
C000111377
Average Annual Return [Line Items]
Line Graph and Table Measure Name					RiverPark Long/Short Opportunity Fund, Institutional Class Shares
C000205367
Average Annual Return [Line Items]
Line Graph and Table Measure Name				RiverPark Floating Rate CMBS Fund, Retail Class Shares
C000205366
Average Annual Return [Line Items]
Line Graph and Table Measure Name				RiverPark Floating Rate CMBS Fund, Institutional Class Shares
C000242920
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Riverpark/Next Century Growth Fund, Retail Class Shares
C000242919
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Riverpark/Next Century Growth Fund, Institutional Class Shares
C000247130
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Riverpark/Next Century Large Growth Fund, Retail Class Shares
C000247129
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Riverpark/Next Century Large Growth Fund, Institutional Class Shares
Without Sales Load [Member] | C000092087
Average Annual Return [Line Items]
Average Annual Return, Percent				39.28%			11.15%	10.54%
Without Sales Load [Member] | C000092088
Average Annual Return [Line Items]
Average Annual Return, Percent				39.62%			11.46%	10.83%
Without Sales Load [Member] | C000092090
Average Annual Return [Line Items]
Average Annual Return, Percent				36.20%			17.11%	12.02%
Without Sales Load [Member] | C000092091
Average Annual Return [Line Items]
Average Annual Return, Percent				36.46%			17.40%	12.25%
Without Sales Load [Member] | C000092096
Average Annual Return [Line Items]
Average Annual Return, Percent				5.97%			3.18%	2.76%
Without Sales Load [Member] | C000092097
Average Annual Return [Line Items]
Average Annual Return, Percent				6.30%			3.45%	3.03%
Without Sales Load [Member] | C000111378
Average Annual Return [Line Items]
Average Annual Return, Percent				28.50%			3.77%	4.90%
Without Sales Load [Member] | C000111377
Average Annual Return [Line Items]
Average Annual Return, Percent				28.77%			3.98%	5.11%
Without Sales Load [Member] | C000205367
Average Annual Return [Line Items]
Average Annual Return, Percent				9.11%			1.77%	2.55%
Without Sales Load [Member] | C000205366
Average Annual Return [Line Items]
Average Annual Return, Percent				9.56%			2.17%	2.83%
Without Sales Load [Member] | C000242920
Average Annual Return [Line Items]
Average Annual Return, Percent				13.62%		2.07%
Without Sales Load [Member] | C000242919
Average Annual Return [Line Items]
Average Annual Return, Percent				13.92%		2.46%
Without Sales Load [Member] | C000247130
Average Annual Return [Line Items]
Average Annual Return, Percent			20.70%
Without Sales Load [Member] | C000247129
Average Annual Return [Line Items]
Average Annual Return, Percent			21.00%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent				36.35%			15.98%	13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent				36.35%			15.98%	13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent				36.35%			15.98%	13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent				36.35%			15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent				11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent				11.57%			0.33%	1.84%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent				36.35%			15.98%	13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent				36.35%			15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent				11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent				11.57%			0.33%	1.84%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent				36.35%		24.68%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent				36.35%		24.68%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent			22.08%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent			22.08%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent				42.19%			19.74%	16.52%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent				42.19%			19.74%	16.52%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent				42.19%			19.74%	16.52%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent				42.19%			19.74%	16.52%
ICE BofA 1-3 Year US Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year US Corporate Index (USD)
Average Annual Return, Percent				8.37%			2.29%	2.28%
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Average Annual Return, Percent				11.82%			5.34%	5.30%
ICE BofA 1-Year US Treasury Note Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-Year US Treasury Note Index (USD)
Average Annual Return, Percent				5.87%			1.99%	1.55%
ICE BofA 1-3 Year US Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year US Corporate Index (USD)
Average Annual Return, Percent				8.37%			2.29%	2.28%
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Average Annual Return, Percent				11.82%			5.34%	5.30%
ICE BofA 1-Year US Treasury Note Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-Year US Treasury Note Index (USD)
Average Annual Return, Percent				5.87%			1.99%	1.55%
Morningstar Long/Short Equity Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar Long/Short Equity Category
Average Annual Return, Percent				18.03%			6.74%	4.54%
Morningstar Long/Short Equity Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar Long/Short Equity Category
Average Annual Return, Percent				18.03%			6.74%	4.54%
Bloomberg Investment Grade CMBS (TR) USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Investment Grade CMBS (TR) USD
Average Annual Return, Percent				12.05%			1.20%	2.48%
Bloomberg Investment Grade CMBS (TR) USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Investment Grade CMBS (TR) USD
Average Annual Return, Percent				12.05%			1.20%	2.48%
Russell 2000 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index (USD)
Average Annual Return, Percent				27.66%		14.34%
MS Small Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MS Small Growth
Average Annual Return, Percent				25.37%		13.47%
Russell 2000 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index (USD)
Average Annual Return, Percent				27.66%		14.34%
MS Small Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MS Small Growth
Average Annual Return, Percent				25.37%		13.47%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent			24.55%
MS Large Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MS Large Growth
Average Annual Return, Percent			21.77%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent			24.55%
MS Large Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MS Large Growth
Average Annual Return, Percent			21.77%